Consolidated Statement of Operations	12 Months Ended
Dec. 31, 2020 USD ($)
Investment Income
Dividend income	$ 6,803,613
Interest income from mortgage loan investments	563,655
Other income	352,991
Total investment income	7,720,259
Expenses
Advisory	2,363,603
Legal	361,411
Compliance and internal audit	144,543
Shareholder reporting	110,246
Custodian	86,257
Administrative	76,757
Preferred share remarketing and auction fees	65,458
Trustees' fees and expenses	55,347
Audit	49,134
Other	424,403
Total expenses before interest expense	3,737,159
Interest expense	1,207,561
Total expenses	4,944,720
Net investment income	2,775,539
Realized and change in unrealized gain (loss) on investments
Net realized gain on investments before taxes	13,207,592
Income tax expense	(2,386,000)
Net realized gain on investments after taxes	10,821,592
Net change in unrealized losses on investments	(69,278,340)
Net realized and change in unrealized losses on investments	(58,456,748)
Net decrease in net assets before preferred distributions resulting from operations	(55,681,209)
Distributions to preferred shareholders from net investment income	(322,917)
Net decrease in net assets attributable to common shares resulting from operations	$ (56,004,126)